Amended Senior Secured Convertible Note (Tables) - Amended Senior Secured Convertible Note	12 Months Ended
Jul. 31, 2022
Disclosure of detailed information about borrowings [line items]
Schedule of convertible note payable
	July 31, 2022	July 31, 2022
	US$	$
Balance upon amendment (Note 19)	160,246	208,560
Gain on fair value during the year	3,805	4,880
Foreign exchange loss	-	(3,061)
Ending balance, end of the year	164,051	210,379

Schedule of convertible note payable, fair value inputs
	As at July 31, 2022	Initial recognition July 12, 2022
Share price	US$0.19	US$0.20
Dividend	$nil	$nil
Volatility	87.8%	80.7%
Credit spread	34.2%	38.6%
Conversion price	US$0.31	US$0.30- US$0.31